SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE  18:-    SUBSEQUENT EVENTS

In February 2026, the Company acquired:

1.
100% of the share capital of Cyclops Security Ltd. (“Cyclops”) a privately held Israeli company for total consideration of approximately $53.7.  Cyclops is a provider of Cyber Asset Attack Surface Management (CAASM). CAASM provides discovery and continuous monitoring of every asset across cloud, on-premises, OT, and SaaS environments. With this acquisition, the Company expects to expand its Exposure Management Offering to deliver a more comprehensive CTEM Solution to the Market.

2.
100% of the share capital of Cyata Security Ltd. (“Cyata”) a privately held Israeli company for total consideration of approximately $44.0. Cyata specializes in discovering, understanding, and governing autonomous AI agents. With this acquisition, the Company expects to accelerate its ability to deliver End‑to‑End AI Security platform for the Agentic World. Delivering agent discovery across endpoint and SaaS while providing context, configuration and risk.

3.
The Company acquired the talent of Rotate Ltd., a privately held Israeli company, in order to drive continued growth and momentum for Workspace solutions within the managed service providers (MSP) sector.